SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants and Options (Details) - $ / shares	Sep. 30, 2022	Aug. 02, 2022	Jul. 14, 2022	Dec. 31, 2021
Equity
Outstanding warrants			399,999
ADS
Equity
Outstanding warrants				143,028
Warrants, exercise price of warrants (in dollars per share)	$ 0.00	$ 0.00
Number issuable warrants				1,257,722
Warrants | 2020 note holders
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 49.75
Warrants | 2020 note holders | ADS
Equity
Outstanding warrants				29,388
Warrants | Investor
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 49.75
Warrants | Investor | ADS
Equity
Outstanding warrants				99,074
Warrants | Cellect warrantholders
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 137.50
Warrants | Cellect warrantholders | ADS
Equity
Outstanding warrants				8,820
Series A warrants held by Investor
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 49.75
Series A warrants held by Investor | ADS
Equity
Number issuable warrants				533,274
Series B warrants
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 49.75
Series B warrants | ADS
Equity
Number issuable warrants				533,274
Series C warrants
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 49.75
Series C warrants | ADS
Equity
Number issuable warrants				191,174
Options | Cellect optionholders
Equity
Warrants, exercise price of warrants (in dollars per share)				$ 636.75
Options | Cellect optionholders | ADS
Equity
Outstanding warrants				5,746